Assumptions Used to Measure Benefit Obligations (Detail)	Jun. 30, 2015	Jun. 30, 2014
Domestic Defined Benefit Plan
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate used to measure benefit obligation	4.19%	4.05%
Average increase in compensation	5.14%	5.12%
Minimum | Non-U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate used to measure benefit obligation	0.70%	0.90%
Average increase in compensation	2.00%	2.00%
Maximum | Non-U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate used to measure benefit obligation	6.00%	4.20%
Average increase in compensation	5.50%	5.00%